[DECHERT LLP LETTERHEAD]

August 27, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                           THE HARTFORD MUTUAL FUNDS, INC., FILE NOS. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy of Post-Effective Amendment No. 131 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment contains ten prospectuses and one Combined Statement of Additional Information, and is being filed to register Class R6 shares of The Hartford Balanced Income Fund, The Hartford Capital Appreciation Fund, The Hartford Dividend and Growth Fund, The Hartford Equity Income Fund, The Hartford International Opportunities Fund, The Hartford MidCap Fund, The Hartford Strategic Income Fund, The Hartford Small Company Fund, The Hartford Total Return Bond Fund and The Hartford World Bond Fund.  Each Fund is an existing series of the Registrant.

Pursuant to Rule 485(a)(1), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on November 7, 2014.  No fees are required in connection with this filing.  Please contact me at (212) 649-8795 or John V. O’Hanlon at (617) 728-7111 with any comments or questions concerning this Amendment.  Thank you in advance for your consideration.

Sincerely,

/s/ Lisa R. Price
Lisa R. Price

cc: Alice A. Pellegrino

Lisa D. Zeises

John V. O’Hanlon